Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Scheduled Maturities of Advances and Notes Payable

As of December 31, 2018, the scheduled maturities of these long-term borrowings are as follows:

Year ending December 31,
(dollars in thousands)
2019	$—
2020	—
2021	440
2022	—
2023	—
Thereafter	9,534
Total	$9,974